Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (128,180)	$ (127,534)
Deferred tax (expense) recovery	(4,524)	4,793
OCI transactions	(2,384)	(5,474)
Foreign currency translation on the deferred tax liability	9,432	35
Net deferred tax liability balance, end of year	$ (125,656)	$ (128,180)